EXPLORATION AND EVALUATION ASSETS (Tables)	3 Months Ended
Mar. 31, 2024
Schedule Of Exploration And Evaluation Costs
	Avino, Mexico	La Preciosa, Mexico	British Columbia & Yukon, Canada	Total

Balance, December 31, 2022	$11,828	$37,975	$1	$49,804

La Preciosa non-core concessions transfer	2,946	(2,946)		-
Drilling and exploration	877	435	-	1,312
Assessments and taxes	88	(930)	-	(842)
Effect of movements in exchange rates	22	(122)	-	(100)
Option income	(63)	-	-	(63)

Balance, December 31, 2023	$15,698	$34,412	$1	$50,111
Costs incurred during 2024:
Drilling and exploration	81	662	-	743
Assessments and taxes	100	959	-	1,059
Effect of movements in exchange rates	(2)	-	-	(2)

Balance, March 31, 2024	$15,877	$36,033	$1	$51,911